Consolidated Statement of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net loss	$ (788,010)	$ (662,672)	$ (2,444,491)	$ (2,926,210)
Adjustments to reconcile net comprehensive loss to cash used in operating activities:
Amortization of intangible assets	36,906	30,186	127,316	104,344
Depreciation of fixed assets	60,337	62,951	248,877	247,156
Inventory provision			35,000
Share based compensation expense	168,655	88,125	450,447	297,004
Change in fair value of warrants	(253,284)
Changes in assets and liabilities:
Accounts receivable	(76,361)	60,195	(67,868)	169,729
Inventory	(21,446)	22,464	48,651	(106,396)
Prepaid expenses	(75,635)	(1,144)	60,256	256,095
Security deposit				3,100
Accounts payable	(80,833)	26,987	65,820	11,477
Accrued interest: Related Party	33,829	28,969	131,401	87,268
Accrued interest: Other	(129,459)	13,926	59,745	50,877
Accrued liabilities	(8,652)	78,315	574,757	431,700
Other current liabilities	3,887	(12,048)	(20,054)	2,926
Cash used in operating activities	(1,130,066)	(263,746)	(730,143)	(1,370,930)
Cash flows used in investing activities:
Purchase of fixed assets	(29,634)	(10,063)	(128,054)	(28,177)
Acquisition of subsidiary: deferred consideration paid		(89,945)	(163,201)	(153,641)
Purchase of website	(5,628)
Acquisition of patents	(5,361)	(39,141)	(66,752)	(33,333)
Cash used in investing activities	(40,623)	(139,149)	(358,007)	(215,151)
Cash flows from financing activities:
Proceeds from issuance of Common Stock, Offering	4,070,140		332,832	170,000
Purchase of Treasury Stock				(1,033)
Net proceeds from issuance of Notes Payable: Related Party		334,000	640,744	416,450
Net proceeds from issuance of Notes Payable: Other	28,525	18,737	187,043	194,144
Repayment of Notes Payble: Related Party	(126,519)
Repayment of Notes Payable: Other	(126,923)	(12,111)	(71,548)	(51,193)
Cash provided by financing activities	3,845,223	340,626	1,089,071	728,368
Effect of exchange rate changes on cash	1,252	18,372	(29,439)	(33,307)
Net increase (decrease) in cash	2,675,786	(43,897)	(28,518)	(891,020)
Cash at beginning of period	31,303	59,821	59,821	950,841
Cash at end of period	2,707,089	15,924	31,303	59,821
Supplemental Disclosures of Cash Flow information:
Interest paid:	143,871	197	156	207
Taxes paid
Non-Cash Transactions:
Common Stock issued on conversion of Preferred C Shares			1,157,500	1,175,000
Acquisition of subsidiary: Deferred consideration paid
Trademarks and Tradenames				121,157
Patents				180,183
Internally Developed Software				363,472
Other Net Assets				(758)
Negative Goodwill on Acquisition				(66,394)
Total assets acquired				597,660
Warrants, options and common stock issued for acquisition of subsidiary				(287,000)
Deferred consideration payable			161,530	(161,530)
Foreign exchange difference on deferred consideration			1,671	4,511
Acquisition of subsidiary, net of cash acquired, Net			$ 163,201	$ 153,641